Goodwill and Intangible Assets, Net - Summary of Estimated Future Amortization Expense (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
2020		$ 1,689
2020 (remaining nine months)	$ 1,221
2021	1,409	1,451
2022	1,138	1,169
2023	1,035	1,062
2024	834	854
2025 and thereafter	3,028	3,128
Net	$ 8,665	$ 9,353	$ 11,276